Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Creditable input VAT	¥ 99,058,265	¥ 122,007,581
Short-term deposits	12,874,167	9,003,252
Receivables from payment processors and aggregators	12,610,478	12,356,383
Prepaid marketing expenses	5,653,165	5,373,942
Others	12,039,303	10,140,429
Total	¥ 142,235,378	¥ 158,881,587